Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3)	12 Months Ended
Dec. 31, 2016
Buildings [Member]
Property, Plant and Equipment, Useful Life	30 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	25 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	4 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	8 years